Borrowings (Details 4) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement [Line Items]
Total Borrowings, book value	$ 42,922,000,000	$ 58,697,000,000	$ 50,516,000,000	$ 52,327,000,000
USD [Member] | Currency [Member]
Statement [Line Items]
Borrowings by currency rate, fixed	35,211,000,000	52,655,000,000
Borrowings by currency rate, floating	1,802,000,000	3,227,000,000
Subtotal Borrowings by currency rate, fixed	2,059,000,000	4,003,000,000
Total borrowings	42,922,000,000	58,697,000,000
Total Borrowings, book value	42,922,000,000	58,697,000,000
Argentine Peso [Member] | ARS Currency [Member]
Statement [Line Items]
Borrowings by currency rate, fixed	5,652,000,000	2,039,000,000
Borrowings by currency rate, floating	257,000,000	776,000,000
Subtotal Borrowings by currency rate, fixed	40,863,000,000	54,694,000,000
Total borrowings	$ 42,922,000,000	$ 58,697,000,000